Segment Information (Total Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	$ 3,770.4	$ 5,485.2	$ 6,478.4
Current Assets of Discontinued Operations [Member]
Receivable from continuing operations	100.0	100.0
Operating Segments [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	2,722.0	3,253.0	3,638.7
Operating Segments [Member] | EMEA Segment [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	909.9	992.5	1,182.7
Operating Segments [Member] | South Latin America Segment [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	1,126.8	1,435.8	1,542.2
Operating Segments [Member] | North Latin America Segment [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	368.3	433.9	473.5
Operating Segments [Member] | Asia Pacific Segment [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	317.0	390.8	440.3
Discontinued Operations [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	371.2	426.0	524.6
Other operating segments [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	48.5	341.2	606.5
Corporate, Non-Segment [Member]
Total assets, excluding receivables from continuing operations recorded in current assets of discontinued operations	$ 628.7	$ 1,465.0	$ 1,708.6